                                                       -------------------------
APPENDIX I                   UNITED STATES                  OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION   -------------------------
                         Washington, D.C. 20549        OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                                                       Estimated average burden
                                                       hours per response .....1


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:

         The Select Sector SPDR Trust
         c/o State Street Bank & Trust
         225 Franklin Street
         Boston, MA 02110

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         J910 The Basic Industries Select Sector SPDR Fund
         J911 The Industrials Select Sector SPDR Fund
         J912 The Technology Select Sector SPDR Fund
         J913 The Consumer Services Select Sector SPDR Fund
         J914 The Consumer Staples Select Sector SPDR Fund
         J915 The Cyclicals/Trans Select Sector
         J916 The Energy Select Sector SPDR
         J917 The Financial Select Sector
         J918 The Utilities Select Sector SPDR Fund

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3.       Investment Company Act File Number:

         811-08837

         Securities Act File Number:

         333-57791

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4(a).    Last day of fiscal year for which this Form is filed:

         September 30, 2000

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

         N/A

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SEC 2393 (9-97)

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                        $3,783,125,492

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:  $3,111,146,287

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                             $            0

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                             -$3,111,146,287

     (v)    Net sales -- if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                      $  671,979,205

    --------------------------------------------------------------
     (vi)   Redemption credits available for use    $    (0)
            in future years -- if Item 5(i) is     --------
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:
    --------------------------------------------------------------

     (vii)  Multiplier for determining registration                     x.000250
            fee (See Instruction C.9):

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):              =$167,995
                                                                         =======

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:   N/A. If
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$       0

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:
                                                                       =$167,995
                                                                        ========

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     December 20, 2000

     Method of Delivery:

               [X] Wire Transfer
               [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  E. Davis Hawkes, Treasurer
                          ------------------------------------------

                                   Signature
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Date   12/21/00
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  *Please print the name and title of the signing officer below the signature.